Average Annual Total Returns - Columbia Mortgage Opportunities Fund	Oct. 01, 2020
FTSEOneMonthUSTreasuryBillIndexreflectsnodeductionsforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	2.20%
5 Years	1.01%
Since Inception	0.89%
Class A
Average Annual Return:
1 Year	2.90%
5 Years	4.82%
Since Inception	4.67%
Inception Date	Apr. 30, 2014
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	1.28%
5 Years	2.67%
Since Inception	2.56%
Inception Date	Apr. 30, 2014
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	1.76%
5 Years	2.71%
Since Inception	2.62%
Inception Date	Apr. 30, 2014
Class C
Average Annual Return:
1 Year	4.32%
5 Years	4.68%
Since Inception	4.45%
Inception Date	Apr. 30, 2014
Class Adv
Average Annual Return:
1 Year	6.49%
5 Years	5.74%
Since Inception	5.50%
Inception Date	Apr. 30, 2014
Class Inst2
Average Annual Return:
1 Year	6.44%
5 Years	5.79%
Since Inception	5.56%
Inception Date	Apr. 30, 2014
Class Inst
Average Annual Return:
1 Year	6.38%
5 Years	5.74%
Since Inception	5.50%
Inception Date	Apr. 30, 2014
Class Inst3
Average Annual Return:
1 Year	6.49%
5 Years	5.68%
Since Inception	5.42%
Inception Date	Mar. 01, 2017